DERIVATIVE LIABILITIES (Details Narrative) - USD ($)							3 Months Ended	12 Months Ended
	Oct. 15, 2021	Oct. 08, 2021	Sep. 17, 2021	Sep. 17, 2021	Feb. 12, 2021	Jan. 19, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Convertible promissory note							$ 654,851	$ 654,851
Debt instrument term								7 years
Number of shares issued							50,730		0
Debt instrument unamortized discount							$ 785,149	$ 785,149
Stock option									491,250
GS Capital Partners, LLC [Member]
Original issue discount						$ 10,000
Legal fees						$ 5,000
Number of shares issued as commitment fee						3,250
GS Capital Partners, LLC [Member] | Returnable Upon Achievement [Member]
Number of shares issued						21,250
Platinum Point Capital, LLC [Member]
Number of shares issued as commitment fee					7,500
Number of warrants granted					25,000
Warrant term					3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 16.00
Evergreen Capital Management LLC [Member]
Warrant term	5 years	5 years	5 years	5 years
Stock option	20,690	41,379	62,069
Warrant excercise	$ 11.60	$ 11.60		$ 11.60
12% Convertible Promissory Note [Member] | GS Capital Partners, LLC [Member]
Convertible promissory note						$ 125,000
Debt instrument term						1 year
12% Convertible Promissory Note [Member] | GS Capital Partners, LLC [Member] | Every Month Thereafter [Member]
Monthly repayment						$ 20,000
Debt conversion description						The conversion price of the GS Note is 66% of the lowest closing stock price over the previous 20 trading days
10% Convertible Promissory Note [Member] | Platinum Point Capital, LLC [Member]
Debt instrument term					1 year
Debt conversion description					The conversion price of the Platinum Note is the greater of (a) $0.08 or (b) 70% of the lowest closing stock price over the previous 15 trading days
10% Convertible Promissory Note [Member] | Evergreen Capital Management LLC [Member]
Debt conversion description	The Evergreen 3 accrues interest at a rate of 10% per year. The conversion price of Evergreen 3 is the lower of (a) $11.60 (“Fixed Conversion Price”) or (b) upon the occurrence and during the continuation of any Event of Default, if lower, 90% of the average of the two lowest VWAPs for the five (5) consecutive Trading Day that is immediately prior to the applicable Conversion Date (the “Default Conversion Price”)	The Evergreen 2 accrues interest at a rate of 10% per year. The conversion price of Evergreen 2 is the lower of (a) $11.60 (“Fixed Conversion Price”) or (b) upon the occurrence and during the continuation of any Event of Default, if lower, 90% of the average of the two lowest VWAPs for the five (5) consecutive Trading Day that is immediately prior to the applicable Conversion Date (the “Default Conversion Price”).	The Evergreen 1 accrues interest at a rate of 10% per year. The conversion price of Evergreen 1 is the lower of (a) $11.60 (“Fixed Conversion Price”) or (b) upon the occurrence and during the continuation of any Event of Default, if lower, 90% of the average of the two lowest VWAPs for the five (5) consecutive Trading Day that is immediately prior to the applicable Conversion Date (the “Default Conversion Price”).
Senior Secured Promissory Notes [Member] | Evergreen Capital Management LLC [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.60	$ 11.60	$ 11.60	$ 11.60
Debt instrument, interest rate, stated percentage	20.00%	20.00%	20.00%	20.00%
Debt instrument face amount	$ 240,000	$ 480,000	$ 720,000	$ 720,000
Debt instrument unamortized discount	40,000	80,000	120,000	120,000
Convertible Promissory Notes [Member] | GS Capital Partners, LLC [Member]
Debt instrument term						1 year
Debt instrument, interest rate, stated percentage						12.00%
Debt instrument face amount	240,000	480,000	720,000	720,000		$ 125,000
Debt instrument unamortized discount	$ 40,000	$ 80,000	$ 120,000	$ 120,000		$ 10,000
Convertible Promissory Notes [Member] | Platinum Point Capital, LLC [Member]
Debt instrument term					1 year
Warrant term					3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 16.00
Debt instrument, interest rate, stated percentage					10.00%